UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2015

QS BATTERYMARCH

EMERGING MARKETS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Batterymarch Emerging Markets Fund for the six-month reporting period ended March 31, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

April 24, 2015

II	QS Batterymarch Emerging Markets Fund

Investment commentary

Economic review

The U.S. economy continued to expand, but the pace sharply decelerated during the six months ended March 31, 2015 (the “reporting period”). The U.S. Department of Commerce reported that third quarter 2014 U.S. gross domestic product (“GDP”)i growth was 5.0%, its strongest reading since the third quarter of 2003. This was driven by contributions from personal consumption expenditures (“PCE”), exports, nonresidential fixed investment and government spending. However, fourth quarter 2014 GDP growth was a modest 2.2%. The deceleration in growth primarily reflected an upturn in imports, a downturn in federal government spending and moderating nonresidential fixed investment. After the reporting period ended, the U.S. Department of Commerce reported that its initial estimate for first quarter 2015 GDP growth was 0.2%. Slower growth was attributed to a number of factors, including a deceleration in PCE and downturns in exports, nonresidential fixed investment and state and local government spending.

Activity in the U.S. manufacturing sector also moderated during the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 57.9 in October 2014, the PMI generally decelerated over much of the reporting period and the PMI was 51.5 in March 2015.

The labor market was largely a tailwind for the economy during the reporting period. When the period began, unemployment was 5.7%, as reported by the U.S. Department of Labor. After ticking up to 5.8% in November 2014, unemployment generally declined during the remainder of the reporting period and was 5.5% in March 2015, equaling its lowest level since May 2008.

Growth outside the U.S. was mixed. In its April 2015 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”) said: “Global growth remains moderate, with uneven prospects across the main countries and regions. Relative to last year, the outlook for advanced economies is improving, while growth in emerging market and developing economies is projected to be lower, primarily reflecting weaker prospects for some large emerging market economies and oil-exporting countries.” From a regional perspective, the IMF projects that 2015 growth in the Eurozone will be 1.5%, versus 0.9% in 2014. Japan’s economy is expected to expand 1.0% in 2015, compared to -0.1% in 2014. Elsewhere, the IMF said that overall growth in emerging market countries will decelerate in 2015, with growth of 4.3% versus 4.6% in 2014.

QS Batterymarch Emerging Markets Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. The Fed also ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” Finally, at its meeting that ended on April 29, 2015, after the reporting period ended, the Fed said, “...economic growth slowed during the winter months, in part reflecting transitory factors...The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth and ward off deflation. On June 5, 2014, before the beginning of the reporting period, the ECB reduced rates to a new low of 0.15% and announced it would charge commercial banks 0.10% to keep money at the ECB. This “negative deposit rate” was aimed at encouraging commercial banks to lend some of their incremental cash which, in turn, could help to spur growth. On September 4, 2014, the ECB reduced rates to yet another record low of 0.05% and it began charging commercial banks 0.20% to keep money at the ECB. Furthermore, the ECB started purchasing securitized loans and covered bonds in October 2014. Finally, on January 22, 2015, the ECB announced that beginning in March 2015 it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. At the end of October 2014, the Bank of Japan announced that it would increase its asset purchases between 10 trillion yen and 20 trillion yen ($90.7 billion to $181.3 billion) to approximately 80 trillion yen ($725 billion) annually, in an attempt to stimulate growth. Elsewhere, after holding rates steady at 6.0% since July 2012, the People’s Bank of China cut the rate to 5.60% on November 21, 2014 and to 5.35% on February 28, 2015 in an effort to stimulate growth.

Q. What factors impacted emerging market equities during the reporting period?

A. The MSCI Emerging Markets Indexvi generated positive returns in October 2014, as well as in January and February 2015. However, those gains were more than offset by poor performance in November and December 2014 and in March 2015. During those months, emerging market equities were negatively impacted by concerns about global growth, sharply falling oil prices, overall weak demand and the strengthening U.S. dollar. All told, the MSCI Emerging Markets Index declined 2.37% during the six months ended March 31, 2015.

IV	QS Batterymarch Emerging Markets Fund

Performance review

For the six months ended March 31, 2015, Class C shares of QS Mason Batterymarch Emerging Markets Fund, excluding sales charges, returned -4.69%. The Fund’s unmanaged benchmark, the MSCI Emerging Markets Index, returned -2.37% for the same period. The Lipper Emerging Markets Funds Category Average1 returned -4.34% over the same time frame.

Performance Snapshot as of March 31, 2015 (unaudited)
(excluding sales charges)	6 months
QS Batterymarch Emerging Markets Fund:
Class A	-4.30%
Class C	-4.69%
Class FI	-4.27%
Class R	-4.40%
Class I	-4.21%
Class IS	-4.02%
MSCI Emerging Markets Index	-2.37%
Lipper Emerging Markets Funds Category Average[1]	-4.34%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2015, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.72%, 2.48%, 1.63%, 2.28%, 1.51% and 1.47%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes, and extraordinary expenses, to average net assets is not expected to exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.25% for Class FI shares, 1.50% for Class R shares, 0.95% for Class I shares and 0.95% for Class IS shares, subject to recapture, as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 815 funds in the Fund’s Lipper category, and excluding sales charges.

QS Batterymarch Emerging Markets Fund	V

Investment commentary (cont’d)

expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to these arrangements.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

April 24, 2015

RISKS: International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than securities markets of the U.S. and more developed countries. The Fund may engage in derivative transactions, which involve special risks and costs and may increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

VI	QS Batterymarch Emerging Markets Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

QS Batterymarch Emerging Markets Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2015 and September 30, 2014 and does not include derivatives such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2014 and held for the six months ended March 31, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-4.30%	$1,000.00	$957.00	1.30%	$6.34	Class A	5.00%	$1,000.00	$1,018.45	1.30%	$6.54
Class C	-4.69	1,000.00	953.10	2.04	9.93	Class C	5.00	1,000.00	1,014.76	2.04	10.25
Class FI	-4.27	1,000.00	957.30	1.29	6.29	Class FI	5.00	1,000.00	1,018.50	1.29	6.49
Class R	-4.40	1,000.00	956.00	1.52	7.41	Class R	5.00	1,000.00	1,017.35	1.52	7.64
Class I	-4.21	1,000.00	957.90	1.10	5.37	Class I	5.00	1,000.00	1,019.45	1.10	5.54
Class IS	-4.02	1,000.00	959.80	1.15	5.62	Class IS	5.00	1,000.00	1,019.20	1.15	5.79

2	QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report

[1]	For the six months ended March 31, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2015

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Common Stocks — 95.8%
Consumer Discretionary — 12.2%
Auto Components — 0.5%
Cheng Shin Rubber Industry Co., Ltd.	95,000	$218,009	(a)
Hyundai Mobis	706	156,719	(a)
UMW Holdings Berhad	36,200	105,873	(a)
Total Auto Components		480,601
Automobiles — 3.8%
Bajaj Auto Ltd.	2,468	79,633	(a)
Brilliance China Automotive Holdings Ltd.	134,000	256,367	(a)
BYD Co., Ltd.	28,500	145,439	(a)
Chongqing Changan Automobile Co., Ltd., Class B Shares	52,700	143,574	(a)
Dongfeng Motor Corp., Class H Shares	124,000	198,960	(a)
Ford Otomotiv Sanayi AS	18,404	238,069	(a)
Geely Automobile Holdings Ltd.	305,000	157,037	(a)
Great Wall Motor Co., Ltd., Class H Shares	47,500	333,936	(a)
Guangzhou Automobile Group Co., Ltd., Class H Shares	134,000	127,688	(a)
Hero Honda Motors Ltd.	2,585	109,030	(a)
Hyundai Motor Co.	1,600	242,849	(a)
Kia Motors Corp.	2,540	103,183	(a)
Mahindra and Mahindra Ltd.	11,453	216,668	(a)
PT Astra International Tbk	679,200	444,855	(a)
Tata Motors Ltd.	32,022	279,626	(a)
Tofas Turk Otomobil Fabrikasi AS	43,299	261,897	(a)
Yulon Motor Co., Ltd.	41,000	55,935	(a)
Total Automobiles		3,394,746
Distributors — 0.1%
Imperial Holdings Ltd.	4,481	71,278	(a)
Diversified Consumer Services — 0.2%
Estacio Participacoes SA	10,600	61,576
Kroton Educacional SA	22,240	71,705
Total Diversified Consumer Services		133,281
Hotels, Restaurants & Leisure — 1.6%
Berjaya Sports Toto Bhd	70,200	63,661	(a)
Genting Berhad	152,700	370,863	(a)
Genting Malaysia Berhad	262,300	299,198	(a)
Hotel Shilla Co., Ltd.	517	45,606	(a)
Minor International PCL	207,300	222,972	(a)
OPAP SA	46,329	434,399	(a)
Total Hotels, Restaurants & Leisure		1,436,699

See Notes to Financial Statements.

4	QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Household Durables — 1.0%
Arcelik AS	77,483	$446,597	(a)
Coway Co., Ltd.	461	37,932	(a)
Haier Electronics Group Co., Ltd.	56,000	146,196	(a)
Steinhoff International Holdings Ltd.	28,764	180,314	(a)
Turk Sise ve Cam Fabrikalari AS	76,546	94,520	(a)
Total Household Durables		905,559
Internet & Catalog Retail — 0.0%
B2W Companhia Digital	3,000	18,753	*
Leisure Products — 0.3%
Giant Manufacturing Co., Ltd.	16,000	154,249	(a)
Merida Industry Co., Ltd.	12,800	100,485	(a)
Total Leisure Products		254,734
Media — 1.7%
Astro Malaysia Holdings Bhd	145,700	125,678	(a)
BEC World PCL	146,600	184,714	(a)
Global Mediacom Tbk PT	390,700	52,236	(a)
Grupo Televisa SA	58,600	386,825	*
Media Nusantara Citra Tbk PT	290,500	63,550	(a)
Naspers Ltd.	3,787	581,452	(a)
Surya Citra Media Tbk PT	256,400	66,498	(a)
Zee Entertainment Enterprises Ltd.	5,821	31,737	(a)
Total Media		1,492,690
Multiline Retail — 1.0%
El Puerto de Liverpool SA de CV, Class C1 Shares	5,400	63,334	*
Far Eastern Department Stores Ltd.	88,740	74,903	(a)
Lojas Renner SA	1,800	51,199
Matahari Department Store Tbk PT	90,500	135,964	(a)
S.A.C.I. Falabella	59,181	452,884
Woolworths Holdings Ltd.	15,400	109,398	(a)
Total Multiline Retail		887,682
Specialty Retail — 1.3%
Belle International Holdings Ltd.	221,000	257,757	(a)
FF Group	6,318	188,148	*(a)
GOME Electrical Appliances Holdings Ltd.	445,000	64,794	(a)
Home Product Center PCL	529,637	132,653	(a)
Hotai Motor Co., Ltd.	13,000	200,410	(a)
JUMBO SA	18,386	191,121	(a)
Mr. Price Group Ltd.	3,097	66,237	(a)
Total Specialty Retail		1,101,120

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2015

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.7%
Anta Sports Products Ltd.	55,000	$100,440	(a)
Eclat Textile Co., Ltd.	8,440	110,647	(a)
Formosa Taffeta Co., Ltd.	67,000	70,439	(a)
Pou Chen Corp.	91,000	127,214	(a)
Ruentex Industries Ltd.	38,000	83,119	(a)
Shenzhou International Group	31,000	139,983	(a)
Total Textiles, Apparel & Luxury Goods		631,842
Total Consumer Discretionary		10,808,985
Consumer Staples — 10.5%
Beverages — 1.2%
AMBEV SA	29,600	171,114
Anadolu Efes Biracilik ve Malt Sanayii AS	23,746	198,769	*(a)
Coca-Cola Femsa SAB de CV, Class L Shares	7,200	57,360
Coca-Cola Icecek Uretim AS	8,969	151,413	(a)
Compania Cervecerias Unidas SA	12,536	130,379
Fomento Economico Mexicano SA de CV	15,900	148,634	*
Tsingtao Brewery Co., Ltd., Class H Shares	20,000	133,885	(a)
Vina Concha y Toro SA	24,641	50,706
Total Beverages		1,042,260
Food & Staples Retailing — 3.2%
Alliance Global Group Inc.	166,300	98,479	(a)
BIM Birlesik Magazalar AS	20,725	367,531	(a)
Cencosud SA	72,155	171,000
China Resources Enterprise Ltd.	64,000	125,185	(a)
CP ALL PCL	306,000	385,556	(a)
E-Mart Co., Ltd.	567	118,838	(a)
Magnit PJSC, GDR	9,395	479,214	(a)
Massmart Holdings Ltd.	7,037	86,828	(a)
Pick n Pay Stores Ltd.	13,276	54,001	(a)
President Chain Store Corp.	45,000	338,370	(a)
Shoprite Holdings Ltd.	16,167	218,357	(a)
Sun Art Retail Group Ltd.	123,500	107,722	(a)
The Spar Group Ltd.	7,004	108,792	(a)
Wal-Mart de Mexico SAB de CV	59,800	149,015
Total Food & Staples Retailing		2,808,888
Food Products — 3.7%
Astra Agro Lestari Tbk PT	20,100	37,308	(a)
BRF SA	6,500	128,919

See Notes to Financial Statements.

6	QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Food Products — continued
Charoen Pokphand Foods PCL	205,400	$142,025	(a)
China Huishan Dairy Holdings Co., Ltd.	330,000	58,199	(a)
China Mengniu Dairy Co., Ltd.	70,000	370,423	(a)
CJ CheilJedang Corp.	249	84,691	(a)
Felda Global Ventures Holdings Bhd	116,100	67,909	(a)
Genting Plantations Bhd	21,200	58,065	(a)
Indofood CBP Sukses Makmur Tbk PT	83,900	93,917	(a)
IOI Corp. Bhd	214,700	265,745	(a)
Kuala Lumpur Kepong Berhad	33,900	208,678	(a)
Lotte Confectionery Co., Ltd.	25	40,124	(a)
ORION Corp.	62	64,527	(a)
PPB Group Bhd	41,500	172,038	(a)
PT Charoen Pokphand Indonesia Tbk	346,400	93,740	(a)
PT Indofood Sukses Makmur Tbk	195,200	111,024	(a)
Standard Foods Corp.	35,970	92,580	(a)
Tiger Brands Ltd.	5,479	137,963	(a)
Tingyi (Cayman Islands) Holding Corp.	98,000	210,837	(a)
Ulker Biskuvi Sanayi AS	16,427	123,464	(a)
Uni-President Enterprises Corp.	332,900	557,100	(a)
Want Want China Holdings Ltd.	157,000	166,175	(a)
Total Food Products		3,285,451
Household Products — 0.7%
Hindustan Unilever Ltd.	17,792	247,918	(a)
LG Household & Health Care Ltd.	196	148,431	(a)
Unilever Indonesia Tbk PT	60,700	183,886	(a)
Total Household Products		580,235
Personal Products — 0.8%
Amorepacific Corp.	66	199,309	(a)
Amorepacific Group	63	85,058	(a)
Godrej Consumer Products Ltd.	3,977	65,980	(a)
Hengan International Group Co., Ltd.	33,500	402,638	(a)
Total Personal Products		752,985
Tobacco — 0.9%
British American Tobacco (Malaysia) Berhad	9,000	166,853	(a)
ITC Ltd.	58,927	306,189	(a)
KT&G Corp.	2,303	184,112	(a)
PT Gudang Garam Tbk	29,800	116,367	(a)
Total Tobacco		773,521
Total Consumer Staples		9,243,340

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2015

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Energy — 9.7%
Energy Equipment & Services — 0.8%
Bumi Armada Bhd	418,450	$116,290	*(a)
China Oilfield Services Ltd.	46,000	76,233	(a)
Sapurakencana Petroleum Bhd	785,800	500,275	(a)
Total Energy Equipment & Services		692,798
Oil, Gas & Consumable Fuels — 8.9%
Adaro Energy Tbk PT	3,919,600	284,544	(a)
Bharat Petroleum Corp., Ltd.	7,036	90,941	(a)
Cairn India Ltd.	22,552	77,518	(a)
China Petroleum & Chemical Corp., Class H Shares	438,000	349,378	(a)
China Shenhua Energy Co., Ltd., Class H Shares	66,500	169,804	(a)
CNOOC Ltd.	312,000	440,982	(a)
Coal India Ltd.	18,991	109,690	(a)
Ecopetrol SA	453,060	344,151
Gazprom OAO, ADR	29,344	138,349	(a)
Grupa Lotos SA	12,702	90,751	*(a)
GS Holdings	5,934	229,345	(a)
Indo Tambangraya Megah PT	124,200	160,242	(a)
Kunlun Energy Co., Ltd.	66,000	63,983	(a)
Lukoil OAO	2,878	133,070	*
NovaTek OAO, GDR	578	43,015	(a)
Oil & Natural Gas Corp., Ltd.	28,250	137,983	(a)
PetroChina Co., Ltd.	400,000	443,791	(a)
Petroleo Brasileiro SA	32,800	98,455
Petronas Dagangan Berhad	55,600	300,112	(a)
Polish Oil & Gas Co.	203,966	295,899	(a)
Polski Koncern Naftowy Orlen SA	36,825	575,652	(a)
PTT Exploration and Production PCL	35,900	120,255	(a)
PTT PCL	23,000	228,304	(a)
Reliance Industries Ltd.	35,263	463,361	(a)
Rosneft Oil Co., GDR	9,770	41,769	(a)
S-Oil Corp.	3,925	227,253	(a)
Sasol Ltd.	10,396	351,863	(a)
SK Energy Co., Ltd.	5,212	447,867	*(a)
Surgutneftegas	84,741	51,878	*
Tambang Batubara Bukit Asam Persero Tbk PT	209,800	171,902	(a)
Tatneft	10,710	51,903	*
Tupras-Turkiye Petrol Rafinerileri A.S.	43,328	1,026,906	(a)

See Notes to Financial Statements.

8	QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Ultrapar Participacoes SA	5,600	$113,753
Total Oil, Gas & Consumable Fuels		7,874,669
Total Energy		8,567,467
Financials — 15.6%
Banks — 11.3%
Akbank TAS	59,079	173,452	(a)
AMMB Holdings Berhad	62,900	107,847	(a)
Banco de Chile	1,202,128	134,554
Banco de Credito e Inversiones	1,968	87,607
Banco Santander Chile	3,599,157	195,951
Bangkok Bank PCL	13,300	75,318	(a)
Bangkok Bank Public Co., Ltd.	10,100	57,576	(a)
Bank of China Ltd., Class H Shares	363,800	209,826	(a)
Bank of the Philippine Islands	21,280	47,745	(a)
Bank Pekao SA	4,092	198,469	(a)
Bank Zachodni WBK SA	876	79,736	(a)
BDO Unibank Inc.	31,240	86,393	(a)
China Construction Bank Corp., Class H Shares	264,767	219,684	(a)
China Development Financial Holding Corp.	396,000	137,164	(a)
China Merchants Bank Co., Ltd., Class H Shares	31,500	76,925	(a)
Chinatrust Financial Holding Co., Ltd.	266,508	176,811	(a)
Commerce Asset-Holding Berhad	123,700	207,453	(a)
Commercial International Bank	102,946	766,366	(a)
Corpbanca SA	7,817,729	82,872
Credicorp Ltd.	2,800	393,764
Grupo Financiero Banorte SAB de CV, Series O Shares	35,600	206,409
Grupo Financiero Inbursa SA de CV, Series O Shares	40,900	103,071
Grupo Financiero Santander Mexico SAB de CV, Class B Shares	36,400	79,489
Hana Financial Group Inc.	4,094	105,844	(a)
ICICI Bank Ltd.	26,260	131,999	(a)
Industrial & Commercial Bank of China Ltd., Class H Shares	334,246	246,302	(a)
Kasikornbank Public Co., Ltd.	24,200	170,786	(a)
Kasikornbank Public Co., Ltd., NVDR	12,700	89,198	(a)
KB Financial Group Inc.	4,912	173,459	(a)
Komercni Banka AS	4,153	897,137	(a)
Krung Thai Bank PCL	113,700	79,667	(a)
Malayan Banking Berhad	112,200	282,429	(a)
Mbank	595	69,117	(a)

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2015

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Banks — continued
Mega Financial Holding Co., Ltd.	88,000	$72,905	(a)
OTP Bank PLC	48,776	925,724	(a)
Powszechna Kasa Oszczednosci Bank Polski SA	28,500	255,323	(a)
PT Bank Central Asia Tbk	198,500	224,643	(a)
PT Bank Mandiri	214,800	204,705	(a)
PT Bank Negara Indonesia (Persero) Tbk	158,600	87,527	(a)
PT Bank Rakyat Indonesia	180,100	182,651	(a)
Public Bank Berhad	56,710	288,997	(a)
Sberbank of Russia	208,590	223,643	*
Shinhan Financial Group Co., Ltd.	5,173	194,915	(a)
Siam Commercial Bank PCL	32,400	177,234	(a)
Standard Bank Group Ltd.	8,423	116,325	(a)
State Bank of India	31,578	134,241	(a)
Turkiye Garanti Bankasi AS	78,706	257,494	(a)
Turkiye Halk Bankasi AS	23,308	114,885	(a)
Turkiye Is Bankasi, Class C Shares	55,664	125,433	(a)
Turkiye Vakiflar Bankasi T.A.O., Class D Shares	39,622	64,753	(a)
VTB Bank OJSC	100,090,000	103,293	*
Woori Bank	6,758	56,996	(a)
Yapi ve Kredi Bankasi	25,307	38,912	(a)
Total Banks		10,001,019
Capital Markets — 0.2%
CETIP SA	6,821	68,070
Yuanta Financial Holding Co.	185,525	93,188	(a)
Total Capital Markets		161,258
Consumer Finance — 0.1%
Gentera SAB de CV	23,000	41,225	*
Samsung Card Co., Ltd.	463	17,098	(a)
Total Consumer Finance		58,323
Diversified Financial Services — 1.0%
Ayala Corp.	4,120	73,185	(a)
Corp. Financiera Colombiana SA	4,012	55,064
FirstRand Ltd.	27,885	128,183	(a)
Fubon Financial Holding Co., Ltd.	96,000	172,048	(a)
Grupo de Inversiones Suramericana SA	9,344	120,609
Haci Omer Sabanci Holding AS	32,533	114,686	(a)
Metro Pacific Investments Corp.	417,400	45,113	(a)
Moscow Exchange	33,550	39,205

See Notes to Financial Statements.

10	QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Diversified Financial Services — continued
Remgro Ltd.	6,114	$133,876	(a)
Total Diversified Financial Services		881,969
Insurance — 1.4%
BB Seguridade Participacoes SA	5,900	60,635
Cathay Financial Holding Co., Ltd.	133,350	212,549	(a)
China Life Insurance Co., Ltd.	34,000	149,295	(a)
China Pacific Insurance (Group) Co., Ltd., Class H Shares	12,800	60,725	(a)
Dongbu Insurance Co., Ltd.	1,293	57,627	(a)
Liberty Holdings Ltd.	2,468	34,158	(a)
MMI Holdings Ltd.	9,705	26,262	(a)
Ping An Insurance Group Co. of China Ltd., Class H Shares	15,500	186,947	(a)
Powszechny Zaklad Ubezpieczen SA	1,571	202,707	(a)
Samsung Fire & Marine Insurance Co., Ltd.	426	102,691	(a)
Samsung Life Insurance Co., Ltd.	898	78,142	(a)
Sanlam Ltd.	17,189	110,761	(a)
Total Insurance		1,282,499
Real Estate Investment Trusts (REITs) — 0.2%
Emlak Konut Gayrimenkul Yatirim	55,908	63,303	(a)
Fibra Uno Administracion SA de CV	35,400	93,759
Total Real Estate Investment Trusts (REITs)		157,062
Real Estate Management & Development — 0.8%
Ayala Land Inc.	246,900	212,392	(a)
China Overseas Land & Investment Ltd.	16,060	51,637	(a)
China Resources Land Ltd.	18,000	50,849	(a)
Megaworld Corp.	544,400	66,065	(a)
SM Prime Holdings Inc.	272,300	121,598	(a)
Talaat Moustafa Group	128,643	173,830	(a)
Total Real Estate Management & Development		676,371
Thrifts & Mortgage Finance — 0.6%
Housing Development Finance Corp.	25,861	543,670	(a)
Total Financials		13,762,171
Health Care — 2.7%
Health Care Providers & Services — 0.4%
Apollo Hospitals Enterprise Ltd.	3,593	78,064	(a)
Life Healthcare Group Holdings Pte Ltd.	31,732	110,706	(a)
Mediclinic International Ltd.	3,637	36,583	(a)
Network Healthcare Holdings Ltd.	34,187	117,550	(a)
Total Health Care Providers & Services		342,903

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2015

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Pharmaceuticals — 2.3%
Aspen Pharmacare Holdings Ltd.	8,670	$274,514	(a)
Aurobindo Pharma Ltd.	5,890	114,541	(a)
Celltrion Inc.	9,824	615,990	*(a)
Cipla Ltd.	12,051	136,870	(a)
Dr. Reddy’s Laboratories Ltd.	3,643	204,848	(a)
Piramal Enterprises Ltd.	2,772	38,663	(a)
Ranbaxy Laboratories Ltd.	4,972	64,318	*(a)
Sun Pharmaceutical Industries Ltd.	22,149	360,634	(a)
Yuhan Corp.	1,396	235,245	(a)
Total Pharmaceuticals		2,045,623
Total Health Care		2,388,526
Industrials — 11.0%
Aerospace & Defense — 0.2%
Embraer SA	21,200	163,075
Air Freight & Logistics — 0.1%
Hyundai Glovis Co., Ltd.	326	66,240	(a)
Sinotrans Ltd.	44,000	25,112	(a)
Total Air Freight & Logistics		91,352
Airlines — 1.0%
Air China Ltd., Class H Shares	56,000	56,903	(a)
AirAsia Berhad	92,900	59,690	(a)
China Airlines Ltd.	200,000	102,534	*(a)
EVA Airways Corp.	138,000	101,103	*(a)
Latam Airlines Group SA	40,535	332,718	*
Turk Hava Yollari Anonim Ortakligi	65,371	215,612	*(a)
Total Airlines		868,560
Building Products — 0.2%
KCC Corp.	125	63,669	(a)
Taiwan Glass Industrial Corp.	123,000	88,474	(a)
Total Building Products		152,143
Commercial Services & Supplies — 0.1%
China Everbright International Ltd.	35,000	57,778	(a)
Construction & Engineering — 1.9%
China Communications Construction Co., Ltd., Class H Shares	130,000	182,816	(a)
China Railway Construction Corp., Class H Shares	53,500	79,824	(a)
China Railway Group Ltd., Class H Shares	177,000	180,335	(a)
China State Construction International Holdings Ltd.	82,000	114,024	(a)
CTCI Corp.	70,000	115,321	(a)

See Notes to Financial Statements.

12	QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Construction & Engineering — continued
Dialog Group BHD	234,864	$99,758	(a)
Gamuda Berhad	90,800	125,095	(a)
Hyundai Engineering & Construction Co., Ltd.	1,344	60,987	(a)
IJM Corp. Berhad	74,600	145,038	(a)
Larsen & Toubro Ltd.	16,166	443,623	(a)
Promotora y Operadora de Infraestructura SAB de CV	7,600	81,115	*
Sinopec Engineering Group Co., Ltd., Class H Shares	60,000	52,134	(a)
Total Construction & Engineering		1,680,070
Electrical Equipment — 0.6%
Bharat Heavy Electricals Ltd.	36,125	136,495	(a)
Shanghai Electric Group Co., Ltd., Class H Shares	50,000	32,829	(a)
Teco Electric & Machinery Co., Ltd.	166,000	157,844	(a)
Walsin Lihwa Corp.	401,000	123,481	*(a)
Zhuzhou CSR Times Electric Co., Ltd., Class H Shares	12,500	81,413	(a)
Total Electrical Equipment		532,062
Industrial Conglomerates — 3.4%
Aboitiz Equity Ventures Inc.	122,880	159,382	(a)
Aditya Birla Nuvo Ltd.	3,861	102,663	(a)
Alfa SA de CV, Series A Shares	76,871	155,471	*
Beijing Enterprises Holdings Ltd.	8,500	67,160	(a)
Bidvest Group Ltd.	18,004	487,943	(a)
CITIC Ltd.	71,000	121,538	(a)
DMCI Holdings Inc.	245,850	85,224	(a)
Enka Insaat ve Sanayi AS	50,743	101,469	(a)
Far Eastern Textile Co., Ltd.	254,340	262,133	(a)
Grupo Carso SA de CV, Series A1 Shares	16,300	68,006
JG Summit Holdings Inc.	132,080	214,281	(a)
Koc Holding AS	76,421	347,716	(a)
LG Corp.	1,516	83,580	(a)
Shanghai Industrial Holdings Ltd.	26,000	79,850	(a)
Siemens Ltd.	4,458	99,175	(a)
Sime Darby Bhd	127,100	317,982	(a)
SK Corp.	455	69,524	(a)
SM Investments Corp.	9,540	191,904	(a)
Total Industrial Conglomerates		3,015,001
Machinery — 1.3%
China CNR Corp., Ltd., Class H Shares	57,000	82,058	*(a)
CSR Corp., Ltd., Class H Shares	51,000	67,611	(a)

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2015

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Machinery — continued
Haitian International Holdings Ltd.	29,000	$65,969	(a)
Hiwin Technologies Corp.	16,570	122,350	(a)
Hyundai Heavy Industries Co., Ltd.	707	77,515	*(a)
PT United Tractors Tbk	284,200	473,263	(a)
Samsung Heavy Industries Co., Ltd.	3,926	63,712	(a)
Weg SA	8,670	86,386
Weichai Power Co., Ltd.	28,000	108,106	(a)
Total Machinery		1,146,970
Marine — 0.5%
China COSCO Holdings Co., Ltd., Class H Shares	74,000	38,766	*(a)
China Shipping Container Lines Co., Ltd., Class H Shares	118,000	37,242	*(a)
Evergreen Marine Corp.	144,000	106,891	*(a)
MISC Bhd	56,000	128,188	(a)
U-Ming Marine Transport Corp.	67,000	99,005	(a)
Yang Ming Marine Transport Corp.	111,000	63,734	*(a)
Total Marine		473,826
Road & Rail — 0.1%
Localiza Rent A Car SA	6,500	73,930
Trading Companies & Distributors — 0.3%
Adani Enterprises Ltd.	7,582	74,315	(a)
Barloworld Ltd.	14,699	112,473	(a)
Samsung C&T Corp.	2,206	117,761	(a)
Total Trading Companies & Distributors		304,549
Transportation Infrastructure — 1.3%
Adani Ports and Special Economic Zone Ltd.	24,497	120,455	(a)
Beijing Capital International Airport Co., Ltd.	60,000	58,691	(a)
CCR SA	32,600	166,496
China Merchants Holdings International Co., Ltd.	10,000	39,453	(a)
Grupo Aeroportuario del Pacifico SAB de CV, Series B Shares	8,400	55,196
Grupo Aeroportuario del Sureste SA de CV, Series B Shares	5,900	79,344	*
International Container Terminal Services Inc.	16,050	38,590	(a)
Jiangsu Expressway Co., Ltd.	48,000	64,987	(a)
Malaysia Airports Holdings Bhd	41,700	78,697	(a)
PT Jasa Marga	331,500	182,434	(a)
TAV Havalimanlari Holding AS	21,003	175,962	(a)
Zhejiang Expressway Co., Ltd., Class H Shares	62,000	82,487	(a)
Total Transportation Infrastructure		1,142,792
Total Industrials		9,702,108

See Notes to Financial Statements.

14	QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Information Technology — 4.8%
Communications Equipment — 0.1%
AAC Technologies Holdings Inc.	14,500	$89,395	(a)
Electronic Equipment, Instruments & Components — 0.2%
Hon Hai Precision Industry Co., Ltd.	63,840	186,623	(a)
Internet Software & Services — 1.7%
Media Tek Inc.	7,000	94,622	(a)
Naver Corp.	63	38,020	(a)
Tencent Holdings Ltd.	70,900	1,341,249	(a)
Total Internet Software & Services		1,473,891
IT Services — 1.2%
Cielo SA	36,600	523,963
HCL Technologies Ltd.	4,334	68,047	(a)
Infosys Technologies Ltd.	7,861	277,805	(a)
Tata Consultancy Services Ltd.	3,483	142,374	(a)
Wipro Ltd.	8,798	88,623	(a)
Total IT Services		1,100,812
Semiconductors & Semiconductor Equipment — 0.8%
GCL-Poly Energy Holdings Ltd.	216,000	57,599	*(a)
Hanergy Thin Film Power Group Ltd.	158,000	141,594	(a)
Hynix Semiconductor Inc.	2,992	122,329	(a)
Taiwan Semiconductor Manufacturing Co., Ltd.	86,715	402,299	(a)
Total Semiconductors & Semiconductor Equipment		723,821
Software — 0.1%
Totvs SA	8,600	98,353
Technology Hardware, Storage & Peripherals — 0.7%
Lenovo Group Ltd.	96,000	139,584	(a)
Samsung Electronics Co., Ltd.	354	458,891	(a)
Total Technology Hardware, Storage & Peripherals		598,475
Total Information Technology		4,271,370
Materials — 11.2%
Chemicals — 3.0%
Asian Paints Ltd.	13,494	173,727	(a)
Formosa Chemicals & Fibre Corp.	93,000	212,859	(a)
Formosa Plastics Corp.	118,000	285,778	(a)
Grupa Azoty SA	8,082	172,689	(a)
Indorama Ventures PCL	42,000	33,559	(a)
LG Chem Ltd.	816	165,972	(a)
Lotte Chemical Corp.	463	84,776	(a)

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

March 31, 2015

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Chemicals — continued
Mexichem SA de CV	20,800	$54,245
Nan Ya Plastics Corp.	131,000	290,550	(a)
OCI Co., Ltd.	529	49,269	(a)
Petronas Chemicals Group Bhd	470,900	715,933	(a)
PTT Global Chemical PCL	65,700	105,495	(a)
Sinopec Shanghai Petrochemical Co., Ltd.	352,000	130,640	(a)
Synthos SA	94,131	109,293	(a)
Uralkali PJSC	32,362	85,409	*
Total Chemicals		2,670,194
Construction Materials — 3.1%
Ambuja Cements Ltd.	43,658	177,254	(a)
Anhui Conch Cement Co., Ltd., Class H Shares	99,500	376,874	(a)
Asia Cement Corp.	74,643	93,833	(a)
BBMG Corp., Class H Shares	121,000	111,062	(a)
Cementos Argos SA	34,673	113,754
Cemex Latam Holdings SA	13,190	68,487	*
Cemex SA de CV	212,600	201,540
China National Building Material Co., Ltd.	94,000	93,641	(a)
China Resources Cement Holdings Ltd.	170,000	95,727	(a)
Grupo Argos SA	20,024	128,154
Lafarge Malaysia Bhd	66,500	176,649	(a)
PT Indocement Tunggal Prakarsa Tbk	164,700	275,915	(a)
PT Semen Gresik (Persero) Tbk	337,200	351,250	(a)
Siam Cement PCL	6,400	100,659	(a)
Siam Cement Public Co., Ltd.	12,600	197,408	(a)
Taiwan Cement Corp.	49,000	69,006	(a)
Ultratech Cement Ltd.	2,146	98,974	(a)
Total Construction Materials		2,730,187
Metals & Mining — 4.6%
Alrosa AO	35,600	43,124
Aluminum Corporation of China Ltd.	322,000	159,678	*(a)
AngloGold Ashanti Ltd.	9,514	90,849	*(a)
China Steel Corp.	225,600	187,349	(a)
Compania de Minas Buenaventura SA, ADR	11,900	120,547
Fosun International Ltd.	162,500	314,964	(a)
Gold Fields Ltd.	19,654	82,504	(a)
Grupo Mexico SAB de CV, Series B Shares	53,900	158,942
Hindalco Industries Ltd.	54,199	111,396	(a)

See Notes to Financial Statements.

16	QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Metals & Mining — continued
Hyundai Steel Co.	1,976	$129,978	(a)
Impala Platinum Holdings Ltd.	13,262	64,336	*(a)
Industrias Penoles SA de CV	3,065	53,224
Jiangxi Copper Co., Ltd., Class H Shares	118,000	218,117	(a)
Jindal Steel and Power Ltd.	23,916	59,550	(a)
JSW Steel Ltd.	5,511	79,680	(a)
KGHM Polska Miedz SA	20,498	648,461	(a)
Korea Zinc Co., Ltd.	246	93,755	(a)
Mining & Metallurgical Co. Norilsk Nickel, ADR	13,349	235,876	(a)
POSCO	1,300	285,051	(a)
Sesa Sterlite Ltd.	59,638	181,958	(a)
Severstal	3,780	42,291	*
Southern Copper Corp.	10,600	309,308
Tata Steel Ltd.	18,683	94,269	(a)
Vale SA	19,100	107,363
Zijin Mining Group Co., Ltd., Class H Shares	604,000	191,397	(a)
Total Metals & Mining		4,063,967
Paper & Forest Products — 0.5%
Empresas CMPC SA	105,843	290,581
Lee & Man Paper Manufacturing Ltd.	155,000	74,969	(a)
Nine Dragons Paper Holdings Ltd.	168,000	104,703	(a)
Total Paper & Forest Products		470,253
Total Materials		9,934,601
Telecommunication Services — 9.8%
Diversified Telecommunication Services — 2.3%
China Telecom Corp., Ltd.	182,000	116,944	(a)
China Unicom Ltd.	58,000	88,329	(a)
Chunghwa Telecom Co., Ltd.	73,000	231,990	(a)
KT Corp.	7,936	207,389	*(a)
LG Uplus Corp.	26,534	262,616	(a)
PT Telekomunikasi Indonesia Persero Tbk	2,488,800	549,476	(a)
PT XL Axiata Tbk	139,500	46,296	(a)
Rostelecom	33,490	44,953	*
Telekom Malaysia Berhad	41,600	81,269	(a)
True Corp. PCL	538,723	206,946	*(a)
Turk Telekomunikasyon A.S.	81,877	217,186	(a)
Total Diversified Telecommunication Services		2,053,394

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

March 31, 2015

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Wireless Telecommunication Services — 7.5%
Advanced Info Service PCL	52,200	$380,190	(a)
America Movil SAB de CV, Series L Shares	445,186	455,591
Axiata Group Berhad	120,800	230,430	(a)
Bharti Airtel Ltd.	76,808	483,028	(a)
China Mobile Ltd.	68,000	884,626	(a)
DiGi.Com Berhad	144,900	245,911	(a)
Far EasTone Telecommunications Co., Ltd.	88,000	212,153	(a)
Globe Telecom Inc.	2,560	115,059	(a)
Idea Cellular Ltd.	138,582	405,384	(a)
Maxis Bhd	98,100	190,069	(a)
MegaFon OAO, GDR	5,094	81,489	(a)
Mobile TeleSystems, ADR	26,300	265,630
MTN Group Ltd.	27,464	462,851	(a)
Philippine Long Distance Telephone Co.	8,305	527,950	(a)
Reliance Communications Ltd.	112,272	105,912	*(a)
Sistema JSFC, Registered Shares, GDR	5,922	43,808	(a)
SK Telecom Co., Ltd.	1,219	300,071	(a)
Taiwan Mobile Co., Ltd.	57,000	198,999	(a)
Tim Participacoes SA	44,000	146,687
Tower Bersama Infrastructure Tbk PT	139,000	100,711	(a)
Turkcell Iletisim Hizmetleri AS	128,255	657,721	*(a)
Vodacom Group Ltd.	7,965	87,143	(a)
Total Wireless Telecommunication Services		6,581,413
Total Telecommunication Services		8,634,807
Utilities — 8.3%
Electric Utilities — 4.1%
CEZ AS	36,924	903,841	(a)
CPFL Energia SA	9,900	63,466
Enersis SA	446,522	145,869
Huaneng Power International Inc., Class H Shares	166,000	195,256	(a)
Interconexion Electrica SA ESP	42,264	120,778
Isagen SA ESP	158,955	186,467
Korea Electric Power Corp.	28,543	1,175,467	(a)
Reliance Infrastructure Ltd.	12,016	83,118	(a)
Tata Power Co., Ltd.	128,107	157,731	(a)
Tenaga Nasional Berhad	147,400	570,709	(a)
Total Electric Utilities		3,602,702

See Notes to Financial Statements.

18	QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Gas Utilities — 1.9%
China Gas Holdings Ltd.	116,000	$190,428	(a)
China Resources Gas Group Ltd.	62,000	193,162	(a)
ENN Energy Holdings Ltd.	46,000	281,422	(a)
GAIL India Ltd.	34,485	214,197	(a)
Korea Gas Corp.	3,537	129,050	(a)
Petronas Gas Bhd	28,200	175,431	(a)
PT Perusahaan Gas Negara	1,411,000	516,950	(a)
Total Gas Utilities		1,700,640
Independent Power and Renewable Electricity Producers — 1.7%
AES Gener SA	122,896	65,925
CGN Power Co., Ltd., Class H Shares	139,000	59,918	*(a)
China Longyuan Power Group Corp., Class H Shares	209,000	228,121	(a)
China Resources Power Holdings Co.	118,000	295,819	(a)
Colbun SA	302,570	89,245
Datang International Power Generation Co., Ltd.	224,000	114,965	(a)
Empresa Nacional de Electricidad SA	97,072	144,910
Huadian Power International Corp., Ltd.	78,000	64,912	(a)
NTPC Ltd.	178,950	422,174	(a)
Tractebel Energia SA	7,200	79,635
Total Independent Power and Renewable Electricity Producers		1,565,624
Multi-Utilities — 0.1%
YTL Corp. Berhad	209,400	94,426	(a)
Water Utilities — 0.5%
Beijing Enterprises Water Group Ltd.	244,000	166,586	(a)
Companhia de Saneamento Basico do Estado de Sao Paulo	12,300	68,253
Guangdong Investment Ltd.	142,000	186,619	(a)
Total Water Utilities		421,458
Total Utilities		7,384,850
Total Common Stocks (Cost — $88,665,361)		84,698,225
Preferred Stocks — 2.3%
Consumer Discretionary — 0.2%
Automobiles — 0.1%
Hyundai Motor Co., Ltd.	555	57,014	(a)
Multiline Retail — 0.1%
Lojas Americanas SA	18,800	96,900
Total Consumer Discretionary		153,914
Consumer Staples — 0.1%
Beverages — 0.1%
Embotelladora Andina SA, Class B Shares	17,347	44,722

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

March 31, 2015

QS Batterymarch Emerging Markets Fund

Security	Shares	Value
Food & Staples Retailing — 0.0%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	1,400	$42,001
Total Consumer Staples		86,723
Energy — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
Petroleo Brasileiro SA	51,000	155,483
Surgutneftegas	72,932	55,777
Transneft	14	29,746
Total Energy		241,006
Financials — 0.7%
Banks — 0.6%
Banco Bradesco SA	13,320	123,828
Banco Davivienda SA	4,555	44,324
Bancolombia SA	16,244	158,691
Itau Unibanco Holding SA	13,800	152,678
Itausa - Investimentos Itau SA	16,269	50,873
Total Banks		530,394
Diversified Financial Services — 0.1%
Grupo de Inversiones Suramericana SA	4,578	58,986
Total Financials		589,380
Information Technology — 0.1%
Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co., Ltd.	99	98,282	(a)
Materials — 0.4%
Chemicals — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B Shares	8,238	149,722
Construction Materials — 0.1%
Grupo Argos SA	8,325	54,240
Metals & Mining — 0.2%
Gerdau SA	15,800	50,298
Vale SA	27,400	132,641
Total Metals & Mining		182,939
Total Materials		386,901
Telecommunication Services — 0.3%
Diversified Telecommunication Services — 0.3%
Oi SA	17,060	27,421 *
Telefonica Brasil SA	16,800	260,458
Total Telecommunication Services		287,879

See Notes to Financial Statements.

20	QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report

QS Batterymarch Emerging Markets Fund

Security			Shares		Value
Utilities — 0.2%
Electric Utilities — 0.1%
Companhia Energetica de Minas Gerais			26,900		$108,053
Companhia Paranaense de Energia-Copel			5,400		56,935
Total Electric Utilities					164,988
Independent Power and Renewable Electricity Producers — 0.1%
Companhia Energetica de Sao Paulo			6,200		45,963
Total Utilities					210,951
Total Preferred Stocks (Cost — $3,361,459)					2,055,036

	Rate	Maturity Date	Face Amount†
Corporate Bond & Notes — 0.0%
Utilities — 0.0%
Independent Power and Renewable Electricity Producers — 0.0%
NTPC Ltd., Secured Bonds (Cost — $0)	8.490%	3/25/25	2,236,875	INR	35,603
Total Investments before Short-Term Investments (Cost — $92,026,820)					86,788,864

			Shares
Short-Term Investments — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $1,373,560)	0.097%		1,373,560		1,373,560
Total Investments — 99.7% (Cost — $93,400,380#)					88,162,424
Other Assets in Excess of Liabilities — 0.3%					276,087
Total Net Assets — 100.0%					$88,438,511

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
INR	— Indian Rupee
NVDR	— Non Voting Depositary Receipt
OJSC	— Open Joint Stock Company

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

March 31, 2015

QS Batterymarch Emerging Markets Fund

Summary of Investments by Country**
China	15.7%
India	9.6
South Korea	9.4
Malaysia	8.1
Taiwan	7.8
Turkey	6.3
Indonesia	5.9
South Africa	5.0
Brazil	4.2
Thailand	3.5
Mexico	3.4
Poland	3.1
Chile	2.9
Russia	2.5
Philippines	2.4
Czech Republic	2.0
Colombia	1.7
Hong Kong	1.2
Egypt	1.1
Hungary	1.1
Greece	0.9
Peru	0.6
Short-Term Investments	1.6
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2015 and are subject to change.

See Notes to Financial Statements.

22	QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2015

Assets:
Investments, at value (Cost — $93,400,380)	$88,162,424
Foreign currency, at value (Cost — $334,173)	333,924
Cash	44,764
Dividends and interest receivable	266,977
Receivable for securities sold	161,849
Deposits with brokers for open futures contracts	90,436
Receivable for Fund shares sold	72,570
Receivable from broker — variation margin on open futures contracts	48,959
Prepaid expenses	45,027
Other assets	101,569
Total Assets	89,328,499

Liabilities:
Payable for Fund shares repurchased	319,604
Trustees’ fees payable	103,437
Accrued foreign capital gains tax	85,113
Service and/or distribution fees payable	51,477
Investment management fee payable	8,881
Accrued expenses	321,476
Total Liabilities	889,988
Total Net Assets	$88,438,511

Net Assets:
Par value (Note 7)	$49
Paid-in capital in excess of par value	143,458,656
Overdistributed net investment income	(417,269)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(49,299,634)
Net unrealized depreciation on investments, futures contracts and foreign currencies	(5,303,291)	†
Total Net Assets	$88,438,511

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report	23

Statement of assets and liabilities (unaudited) (cont’d)

March 31, 2015

Shares Outstanding:
Class A	301,885
Class C	3,206,247
Class FI	232,251
Class R	1,649
Class I	1,131,416
Class IS	973

Net Asset Value:
Class A (and redemption price)	$18.02
Class C*	$18.02
Class FI (and redemption price)	$18.42
Class R (and redemption price)	$18.24
Class I (and redemption price)	$18.46
Class IS (and redemption price)	$18.47
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$19.12

†	Net of accrued foreign capital gains tax of $85,113.

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

24	QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2015

Investment Income:
Dividends	$694,489
Interest	42
Less: Foreign taxes withheld	(80,327)
Total Investment Income	614,204

Expenses:
Investment management fee (Note 2)	436,920
Service and/or distribution fees (Notes 2 and 5)	330,833
Transfer agent fees (Note 5)	163,136
Custody fees	101,853
Registration fees	48,640
Audit and tax fees	21,168
Shareholder reports	15,146
Legal fees	15,098
Fund accounting fees	12,672
Trustees’ fees	4,875
Fees recaptured by investment manager (Note 2)	4,206
Insurance	1,462
Miscellaneous expenses	12,945
Total Expenses	1,168,954
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(315,660)
Net Expenses	853,294
Net Investment Loss	(239,090)

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	839,556	†
Futures contracts	(96,875)
Foreign currency transactions	(101,631)
Net Realized Gain	641,050
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(5,598,104)	‡
Futures contracts	151,639
Foreign currencies	648
Change in Net Unrealized Appreciation (Depreciation)	(5,445,817)
Net Loss on Investments, Futures Contracts and Foreign Currency Transactions	(4,804,767)
Decrease in Net Assets from Operations	$(5,043,857)

†	Net of foreign capital gains tax of $34,967.

‡	Net of change in accrued foreign capital gains tax of $7,982.

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report	25

Statements of changes in net assets

For the Six Months Ended March 31, 2015 (unaudited), the Period Ended September 30, 2014 and the Year Ended December 31, 2013	2015	2014†	2013

Operations:
Net investment income (loss)	$(239,090)	$883,612	$3,409,515
Net realized gain	641,050	23,402,312	4,729,438
Change in net unrealized appreciation (depreciation)	(5,445,817)	(25,531,418)	(55,447,818)
Decrease in Net Assets from Operations	(5,043,857)	(1,245,494)	(47,308,865)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(450,004)	—	(2,577,597)
Decrease in Net Assets from Distributions to Shareholders	(450,004)	—	(2,577,597)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	3,208,786	10,757,287	94,448,024
Reinvestment of distributions	400,332	—	2,429,384
Cost of shares repurchased	(22,125,250)	(64,517,329)	(354,942,069)
Decrease in Net Assets from Fund Share Transactions	(18,516,132)	(53,760,042)	(258,064,661)
Decrease in Net Assets	(24,009,993)	(55,005,536)	(307,951,123)

Net Assets:
Beginning of period	112,448,504	167,454,040	475,405,163
End of period*	$88,438,511	$112,448,504	$167,454,040
*Includes (overdistributed) undistributed net investment income, respectively, of:	$(417,269)	$271,825	$(196,154)

†	For the period January 1, 2014 through September 30, 2014.

See Notes to Financial Statements.

26	QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2015[2]	2014[3]	2013[4]	2012[4,5]	2011[4,5]	2010[4,5]	2009[5,6]

Net asset value, beginning of period	$19.00	$18.95	$20.80	$18.46	$23.98	$20.35	$10.83

Income (loss) from operations:
Net investment income (loss)	(0.01)	0.20	0.19	0.25	0.22	0.11	0.15
Net realized and unrealized gain (loss)	(0.81)	(0.15)	(1.72)	2.43	(5.64)	3.61	9.58
Total income (loss) from operations	(0.82)	0.05	(1.53)	2.68	(5.42)	3.72	9.73

Less distributions from:
Net investment income	(0.16)	—	(0.32)	(0.34)	(0.10)	(0.09)	(0.21)
Total distributions	(0.16)	—	(0.32)	(0.34)	(0.10)	(0.09)	(0.21)

Net asset value, end of period	$18.02	$19.00	$18.95	$20.80	$18.46	$23.98	$20.35
Total return[7]	(4.30)%	0.21%	(7.31)%	14.59%	(22.56)%	18.33%	90.34%

Net assets, end of period (000s)	$5,439	$8,845	$11,140	$20,460	$22,642	$17,565	$12,070

Ratios to average net assets:
Gross expenses[8]	1.87%[9,10]	1.87%[9]	1.72%[10]	1.62%[10]	1.62%[10]	1.63%	1.56%[9]
Net expenses[8,11,12,13]	1.30 [9,10]	1.50 [9]	1.49 [10]	1.48 [10]	1.49 [10]	1.50	1.50 [9]
Net investment income (loss)	(0.06) [9]	1.41 [9]	0.94	1.27	1.01	0.51	1.02 [9]

Portfolio turnover rate	2%	120%	140%	104%	99%	64%	106%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]	For the period January 1, 2014 through September 30, 2014.

[4]	For the year ended December 31.

[5]	Represents a share of capital stock outstanding prior to April 30, 2012.

[6]	For the period February 3, 2009 (inception date) to December 31, 2009.

[7]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Does not include expenses of the Underlying Funds in which the Fund invests.

[9]	Annualized.

[10]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.25%. Acquired fund fees and expenses are subject to the expense limitation arrangement. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Prior to November 7, 2014, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.50%.

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report	27

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1,2]	2015[3]	2014[4]	2013[5]	2012[5,6]	2011[5,6]	2010[5,6]	2009[5,6]

Net asset value, beginning of period	$18.95	$19.01	$20.83	$18.42	$23.97	$20.42	$11.72

Income (loss) from operations:
Net investment income (loss)	(0.07)	0.09	0.06	0.11	0.07	(0.05)	0.05
Net realized and unrealized gain (loss)	(0.82)	(0.15)	(1.74)	2.42	(5.62)	3.60	8.69
Total income (loss) from operations	(0.89)	(0.06)	(1.68)	2.53	(5.55)	3.55	8.74

Less distributions from:
Net investment income	(0.04)	—	(0.14)	(0.12)	—	—	(0.04)
Total distributions	(0.04)	—	(0.14)	(0.12)	—	—	(0.04)

Net asset value, end of period	$18.02	$18.95	$19.01	$20.83	$18.42	$23.97	$20.42
Total return[7]	(4.69)%	(0.32)%	(8.03)%	13.77%	(23.15)%	17.39%	74.72%

Net assets, end of period (000s)	$57,783	$70,838	$88,357	$133,381	$161,997	$273,698	$268,594

Ratios to average net assets:
Gross expenses[8]	2.64%[9,10]	2.63%[9]	2.48%[10]	2.41%[10]	2.40%[10]	2.34%	2.34%
Net expenses[8,11,12,13]	2.04 [9,10]	2.25 [9]	2.24 [10]	2.23 [10]	2.25 [10]	2.25	2.25
Net investment income (loss)	(0.80) [9]	0.63 [9]	0.33	0.54	0.32	(0.24)	0.32

Portfolio turnover rate	2%	120%	140%	104%	99%	64%	106%

[1]	On February 1, 2009, Primary Class shares were renamed Class C shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended March 31, 2015 (unaudited).

[4]	For the period January 1, 2014 through September 30, 2014.

[5]	For the year ended December 31.

[6]	Represents a share of capital stock outstanding prior to April 30, 2012.

[7]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Does not include expenses of the Underlying Funds in which the Fund invests.

[9]	Annualized.
[10]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 2.00%. Acquired fund fees and expenses are subject to the expense limitation arrangement. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Prior to November 7, 2014, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 2.25%.

See Notes to Financial Statements.

28	QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1,2]	2015[3]		2014[4]	2013[5]	2012[5,6]	2011[5,6]	2010[5,6]	2009[5,6]

Net asset value, beginning of period	$19.45		$19.41	$21.27	$18.85	$24.47	$20.77	$11.95

Income (loss) from operations:
Net investment income (loss)	(0.00)	[7]	0.18	0.21	0.25	0.24	0.11	0.16
Net realized and unrealized gain (loss)	(0.83)		(0.14)	(1.77)	2.48	(5.76)	3.68	8.88
Total income (loss) from operations	(0.83)		0.04	(1.56)	2.73	(5.52)	3.79	9.04

Less distributions from:
Net investment income	(0.20)		—	(0.30)	(0.31)	(0.10)	(0.09)	(0.22)
Total distributions	(0.20)		—	(0.30)	(0.31)	(0.10)	(0.09)	(0.22)

Net asset value, end of period	$18.42		$19.45	$19.41	$21.27	$18.85	$24.47	$20.77
Total return[8]	(4.27)%		0.21%	(7.32)%	14.56%	(22.56)%	18.31%	76.06%

Net assets, end of period (000s)	$4,278		$5,018	$7,595	$18,741	$20,543	$35,116	$22,977

Ratios to average net assets:
Gross expenses[9]	1.90%[10,11]		1.99%[10,11]	1.85%[11]	1.65%[11]	1.69%[11]	1.57%	1.64%
Net expenses[9,12,13,14]	1.29	[10,11]	1.50 [10,11]	1.49 [11]	1.48 [11]	1.50 [11]	1.50	1.50
Net investment income (loss)	(0.04)	[10]	1.27 [10]	1.05	1.23	1.08	0.51	1.02

Portfolio turnover rate	2%		120%	140%	104%	99%	64%	106%

[1]	On October 5, 2009, Financial Intermediary Class shares were renamed as Class FI shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended March 31, 2015 (unaudited).

[4]	For the period January 1, 2014 through September 30, 2014.

[5]	For the year ended December 31.

[6]	Represents a share of capital stock outstanding prior to April 30, 2012.

[7]	Amount represents less than $0.01 per share.

[8]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	Does not include expenses of the Underlying Funds in which the Fund invests.

[10]	Annualized.

[11]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[14]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.25%. Acquired fund fees and expenses are subject to the expense limitation arrangement. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Prior to November 7, 2014, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.50%.

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2015[2]		2014[3]	2013[4]	2012[4,5]	2011[5,6]

Net asset value, beginning of period	$19.08		$19.00	$20.86	$18.48	$23.69

Income (loss) from operations:
Net investment income (loss)	(0.00)	[7]	0.10	0.20	0.05	0.10
Net realized and unrealized gain (loss)	(0.84)		(0.02)	(1.79)	2.60	(5.26)
Total income (loss) from operations	(0.84)		0.08	(1.59)	2.65	(5.16)

Less distributions from:
Net investment income	—		—	(0.27)	(0.27)	(0.05)
Total distributions	—		—	(0.27)	(0.27)	(0.05)

Net asset value, end of period	$18.24		$19.08	$19.00	$20.86	$18.48
Total return[8]	(4.40)%		0.42%	(7.59)%	14.38%	(21.77)%

Net assets, end of period (000s)	$30		$7	$129	$44	$2

Ratios to average net assets:
Gross expenses[9]	2.24%[10,11]		2.49%[10,11]	2.30%	1.99%[11]	2.69%[10]
Net expenses[9,12,13,14]	1.52	[10,11]	1.75 [10,11]	1.74	1.74 [11]	1.75 [10]
Net investment income (loss)	(0.01)	[10]	0.71 [10]	1.03	0.22	0.74 [10]

Portfolio turnover rate	2%		120%	140%	104%	99%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]	For the period January 1, 2014 through September 30, 2014.

[4]	For the year ended December 31.

[5]	Represents a share of capital stock outstanding prior to April 30, 2012.

[6]	For the period May 18, 2011 (inception date) to December 31, 2011.

[7]	Amount represents less than $0.01 per share.

[8]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	Does not include expenses of the Underlying Funds in which the Fund invests.

[10]	Annualized.

[11]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[14]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.50%. Acquired fund fees and expenses are subject to the expense limitation arrangement. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Prior to November 7, 2014, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.75%.

See Notes to Financial Statements.

30	QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1,2]	2015[3]	2014[4]	2013[5]	2012[5,6]	2011[5,6]	2010[5,6]	2009[5,6]

Net asset value, beginning of period	$19.43	$19.39	$21.21	$18.81	$24.42	$20.75	$11.97

Income (loss) from operations:
Net investment income	0.01	0.17	0.31	0.30	0.29	0.16	0.20
Net realized and unrealized gain (loss)	(0.84)	(0.13)	(1.85)	2.46	(5.75)	3.68	8.89
Total income (loss) from operations	(0.83)	0.04	(1.54)	2.76	(5.46)	3.84	9.09

Less distributions from:
Net investment income	(0.14)	—	(0.28)	(0.36)	(0.15)	(0.17)	(0.31)
Total distributions	(0.14)	—	(0.28)	(0.36)	(0.15)	(0.17)	(0.31)

Net asset value, end of period	$18.46	$19.43	$19.39	$21.21	$18.81	$24.42	$20.75
Total return[7]	(4.21)%	0.15%	(7.26)%	14.73%	(22.37)%	18.58%	76.48%

Net assets, end of period (000s)	$20,891	$26,788	$59,183	$255,513	$366,930	$443,981	$282,224

Ratios to average net assets:
Gross expenses[8]	1.89%[9]	1.66%[9]	1.52%	1.39%	1.30%	1.27%	1.28%
Net expenses[8,10,11,12]	1.10 [9]	1.54 [9]	1.43	1.33	1.26	1.25	1.25
Net investment income	0.14 [9]	1.15 [9]	1.51	1.49	1.29	0.74	1.25

Portfolio turnover rate	2%	120%	140%	104%	99%	64%	106%

[1]	On October 5, 2009, Institutional Class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended March 31, 2015 (unaudited).

[4]	For the period January 1, 2014 through September 30, 2014.

[5]	For the year ended December 31.

[6]	Represents a share of capital stock outstanding prior to April 30, 2012.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Does not include expenses of the Underlying Funds in which the Fund invests.

[9]	Annualized.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.95%. Acquired fund fees and expenses are subject to the expense limitation arrangement. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Prior to November 7, 2014, the manager had agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses at the annual rate of 0.06% of average daily net assets for Class I shares. The calculations of any required waivers and reimbursements were done on a daily basis. No such waivers or reimbursements were made beyond the amount necessary to reduce the class’ annualized expenses to 1.25% of average daily net assets on any given day.

See Notes to Financial Statements.

QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1,2]	2015[3]		2014[4]	2013[5]	2012[5,6]	2011[5,6]	2010[5,6]	2009[5,6]

Net asset value, beginning of period	$19.46		$19.38	$21.23	$18.82	$24.43	$20.76	$11.97

Income (loss) from operations:
Net investment income	0.00	[7]	0.25	0.30	0.33	0.31	0.16	0.22
Net realized and unrealized gain (loss)	(0.79)		(0.17)	(1.77)	2.46	(5.77)	3.69	8.88
Total income (loss) from operations	(0.79)		0.08	(1.47)	2.79	(5.46)	3.85	9.10

Less distributions from:
Net investment income	(0.20)		—	(0.38)	(0.38)	(0.15)	(0.18)	(0.31)
Total distributions	(0.20)		—	(0.38)	(0.38)	(0.15)	(0.18)	(0.31)

Net asset value, end of period	$18.47		$19.46	$19.38	$21.23	$18.82	$24.43	$20.76
Total return[8]	(4.02)%		0.41%	(6.88)%	14.89%	(22.36)%	18.59%	76.57%

Net assets, end of period (000s)	$18		$953	$1,050	$47,266	$56,420	$71,489	$55,740

Ratios to average net assets:
Gross expenses[9]	1.70%[10,11]		1.62%[10]	1.31%[11]	1.29%[11]	1.26%[11]	1.23%	1.25%
Net expenses[9,12,13]	1.15	[10,11,14]	1.25 [10,14]	1.20 [11,14]	1.23 [11,14]	1.24 [11,14]	1.23 [14]	1.25
Net investment income	0.00	[10,15]	1.71 [10]	1.49	1.63	1.37	0.76	1.37

Portfolio turnover rate	2%		120%	140%	104%	99%	64%	106%

[1]	On October 5, 2009, Institutional Select Class shares were renamed Class IS shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended March 31, 2015 (unaudited).

[4]	For the period January 1, 2014 through September 30, 2014.

[5]	For the year ended December 31.

[6]	Represents a share of capital stock outstanding prior to April 30, 2012.

[7]	Amount represents less than $0.01 per share.

[8]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	Does not include expenses of the Underlying Funds in which the Fund invests.

[10]	Annualized.

[11]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class IS shares did not exceed 0.95%. Acquired fund fees and expenses are subject to the expense limitation arrangement. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Prior to November 7, 2014, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class IS shares did not exceed 1.25%. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares.

[14]	Reflects fee waivers and/or expense reimbursements.

[15]	Amount represents less than 0.01%.

See Notes to Financial Statements.

32	QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Batterymarch Emerging Markets Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the

QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

“Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

34	QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Consumer discretionary	$1,106,276	$9,559,135	$143,574	$10,808,985
Consumer staples	1,007,127	8,236,213	—	9,243,340
Energy	793,210	7,774,257	—	8,567,467
Financials	2,089,220	11,672,951	—	13,762,171
Health care	—	2,388,526	—	2,388,526
Industrials	1,261,737	8,440,371	—	9,702,108
Information technology	622,316	3,649,054	—	4,271,370
Materials	1,776,969	8,157,632	—	9,934,601
Telecommunication services	912,861	7,721,946	—	8,634,807
Utilities	964,548	6,420,302	—	7,384,850
Preferred stocks:
Consumer discretionary	96,900	57,014	—	153,914
Information technology	—	98,282	—	98,282
Other preferred stocks	1,802,840	—	—	1,802,840
Corporate bond & notes	—	35,603	—	35,603
Total long-term investments	$12,434,004	$74,211,286	$143,574	$86,788,864
Short-term investments†	1,373,560	—	—	1,373,560
Total investments	$13,807,564	$74,211,286	$143,574	$88,162,424
Other financial instruments:
Futures contracts	$48,788	—	—	$48,788
Total	$13,856,352	$74,211,286	$143,574	$88,211,212

†	See Schedule of Investments for additional detailed categorizations.

For the six months ended March 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2015, securities valued at $71,626,444 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

At March 31, 2015, securities valued at $1,657,134 were transferred from Level 1 to Level 2 within the fair value hierarchy because of the unavailability of a quoted price in an active market for an identical investment.

QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

36	QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of March 31, 2015, there was $85,113 of capital gains tax liabilities accrued on unrealized gains.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Batterymarch Financial Management, Inc. (“QS Batterymarch”) is the Fund’s investment adviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Batterymarch and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, effective November 7, 2014, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets. Prior to November 7, 2014, the Fund paid an investment management fee at an annual rate of 1.00% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the investment adviser the day-to-day portfolio management of the Fund, except for the management of a certain portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays QS Batterymarch a fee equal to 75% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund,

38	QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report

LMPFA pays Western Asset 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

Effective November 7, 2014, as a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.25%, 2.00%, 1.25%, 1.50%, 0.95% and 0.95%, respectively. Acquired fund fees and expenses are subject to the expense limitation arrangements. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

Prior to November 7, 2014, as a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class A, Class C, Class FI, Class R and Class IS shares did not exceed 1.50%, 2.25%, 1.50%, 1.75% and 1.25%, respectively. Acquired fund fees and expenses were subject to the expense limitation arrangements. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares.

Prior to November 7, 2014, LMPFA had also agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), taxes, dividend expense on short sales and extraordinary expenses, at the annual rate of 0.06% of average daily net assets for Class I shares, provided that no waiver or reimbursement was made beyond the amount necessary to reduce that class’ annualized expenses to 1.25% of average daily net assets. The calculations of any required waivers and reimbursements were done on a daily basis.

Acquired fund fees and expenses were subject to the expense limitation arrangement. This arrangement was not subject to recapture.

During the six months ended March 31, 2015, fees waived and/or expenses reimbursed amounted to $315,660.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

Prior to November 7, 2014, the investment manager was permitted to recapture amounts waived and/or reimbursed to Class A, Class C, Class FI, Class R and Class IS shares.

Pursuant to these arrangements, at March 31, 2015, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires September 30, 2015	$30,585	$262,654	$32,571	$82	—	$28,036
Expires September 30, 2016	31,616	256,506	42,561	737	—	33,979
Expires September 30, 2017	28,423	221,429	21,127	411	—	3,026
Expires September 30, 2018	21,935	187,251	13,722	52	$87,187	492
Total fee waivers/expense reimbursements subject to recapture	$112,559	$927,840	$109,981	$1,282	$87,187	$65,533

For the six months ended March 31, 2015, LMPFA recaptured $403, $3,332, $372, $3 and $96 for Class A, C, FI, R and IS shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2015, LMIS and its affiliates retained sales charges of $539 on sales of the Fund’s Class A shares. In addition, for the six months ended March 31, 2015, CDSCs paid to LMIS and its affiliates were:

Class C
CDSCs	$455

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

During the reporting period, all officers and two trustees of the Trust were employees of Legg Mason or its affiliates and did not receive compensation from the Trust.

40	QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report

3. Investments

During the six months ended March 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$1,637,037
Sales	20,556,807

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,252,977
Gross unrealized depreciation	(13,490,933)
Net unrealized depreciation	$(5,237,956)

At March 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
Mini MSCI Emerging Markets Index Futures	43	6/15	$2,041,872	$2,090,660	$48,788

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2015.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$48,788

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2015. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(96,875)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$151,639

QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

During the six months ended March 31, 2015, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$1,940,075

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at March 31, 2015:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$48,959	—	$48,959

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$9,608	$9,639
Class C	315,573	84,697
Class FI	5,616	6,172
Class R	36	25
Class I	—	62,383
Class IS	—	220
Total	$330,833	$163,136

For the six months ended March 31, 2015, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$21,935
Class C	187,251
Class FI	13,722
Class R	52
Class I	92,208
Class IS	492
Total	$315,660

42	QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended March 31, 2015	Period Ended September 30, 2014*	Year Ended December 31, 2013
Net Investment Income:
Class A	$71,865	—	$192,085
Class C	147,729	—	711,994
Class FI	48,570	—	131,969
Class R	—	—	1,924
Class I	181,643	—	1,416,703
Class IS	197	—	122,922
Total	$450,004	—	$2,577,597

*	For the period January 1, 2014 through September 30, 2014.

7. Shares of beneficial interest

At March 31, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2015		Period Ended September 30, 2014*		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Shares sold	23,947	$435,545	44,141	$815,986	147,167	$2,895,251
Shares issued on reinvestment	3,976	71,061	—	—	10,141	190,015
Shares repurchased	(191,623)	(3,447,932)	(166,268)	(3,200,971)	(553,012)	(11,234,681)
Net decrease	(163,700)	$(2,941,326)	(122,127)	$(2,384,985)	(395,704)	$(8,149,415)

Class C
Shares sold	43,203	$786,070	141,495	$2,632,976	237,141	$4,676,878
Shares issued on reinvestment	8,101	145,184	—	—	37,251	698,340
Shares repurchased	(583,759)	(10,550,446)	(1,050,829)	(19,673,567)	(2,030,853)	(40,091,477)
Net decrease	(532,455)	$(9,619,192)	(909,334)	$(17,040,591)	(1,756,461)	$(34,716,259)

Class FI
Shares sold	14,636	$270,003	37,818	$720,664	130,077	$2,623,290
Shares issued on reinvestment	2,643	48,281	—	—	6,845	131,268
Shares repurchased	(42,958)	(799,814)	(171,181)	(3,164,571)	(626,682)	(12,503,982)
Net decrease	(25,679)	$(481,530)	(133,363)	$(2,443,907)	(489,760)	$(9,749,424)

QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended March 31, 2015		Period Ended September 30, 2014*		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount
Class R
Shares sold	1,302	$23,688	302	$5,545	7,145	$148,994
Shares issued on reinvestment	—	—	—	—	102	1,924
Shares repurchased	(8)	(155)	(6,757)	(129,471)	(2,563)	(48,011)
Net increase (decrease)	1,294	$23,533	(6,455)	$(123,926)	4,684	$102,907

Class I
Shares sold	90,672	$1,683,480	330,771	$6,280,816	3,697,219	$75,593,904
Shares issued on reinvestment	7,410	135,609	—	—	67,275	1,284,915
Shares repurchased	(345,680)	(6,398,952)	(2,004,628)	(37,930,749)	(12,757,651)	(239,381,268)
Net decrease	(247,598)	$(4,579,863)	(1,673,857)	$(31,649,933)	(8,993,157)	$(162,502,449)

Class IS
Shares sold	523	$10,000	15,899	$301,300	403,440	$8,509,707
Shares issued on reinvestment	11	197	—	—	6,447	122,922
Shares repurchased	(48,510)	(927,951)	(21,139)	(418,000)	(2,582,590)	(51,682,650)
Net decrease	(47,976)	$(917,754)	(5,240)	$(116,700)	(2,172,703)	$(43,050,021)

*	For the period January 1, 2014 through September 30, 2014.

8. Capital loss carryforward

As of September 30, 2014, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
9/30/2016	($49,996,781)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses, if any, which have no expiration date, must be used first to offset any such gains.

44	QS Batterymarch Emerging Markets Fund 2015 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At its November 2014 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”), the investment advisory agreement (the “Advisory Agreement”) between the Manager and QS Batterymarch Financial Management, Inc. (the “Adviser”) and the subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Western Asset Management Company (“Western Asset”) pursuant to which Western Asset provides day-to-day management of that portion of the Fund’s cash and short-term investments allocated to Western Asset under the Subadvisory Agreement. (The Management, Advisory and Subadvisory Agreements are collectively referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met on October 9, 2014, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. At such October meeting the Independent Trustees received a presentation from senior Fund management and reviewed the information provided, as well as a memorandum from their independent legal counsel. The Board, including the Independent Trustees, at its November 2014 meeting, reviewed and evaluated supplemental materials provided to assist the Board in considering continuation of the Agreements. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 6, 2014.

In voting to approve the continuation of Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund and its shareholders to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager, the Adviser and Western Asset, under the Management, Advisory and Subadvisory Agreements, respectively. The Board also considered the Manager’s supervisory activities over the Adviser and Western Asset. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, the Manager’s role in coordinating the activities of the Adviser, Western Asset and the Fund’s other service providers and the services rendered by the Adviser and Western Asset. The Board also took into consideration the acquisition by Legg Mason, Inc. of QS Investors, LLC in May 2014 and the integration of the Batterymarch and QS staffs that followed, and the

QS Batterymarch Emerging Markets Fund	45

Board approval of management and subadvisory agreements (unaudited) (cont’d)

added resources this brought to management of the Fund. The Board’s evaluation of the services provided by the Manager, the Adviser and Western Asset took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager, the Adviser and Western Asset, and the quality of the Manager’s administrative and other services.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund, noting that the portfolio management team changed as of June 16, 2014. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Adviser and Western Asset and the oversight provided by the Manager. The Board also considered the Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the policies regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Lipper data also included a comparison of the Fund’s performance to the Fund’s designated benchmark. In addition, the trustees noted that they also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its peers and benchmark, and had met with the Fund’s portfolio managers at in-person meetings during the year, including meetings with members of the new portfolio management team.

With respect to the Lipper information, the Board noted the Fund’s underperformance of the Class C Shares for the one-, three-, five- and ten-year periods ended June 30, 2014, with its performance ranking in the fifth quintile for all periods. The Board considered the analysis provided by the Adviser of the reasons for the underperformance during specific periods and the actions taken by the Adviser in response to improve performance, including the acquisition of QS Investors, LLC with its different investment processes and additional resources, and the change in portfolio management team and investment strategies. The Board noted that it was too early to judge the results of these changes, but that based upon its evaluation of the factors of the nature, extent and quality of services, it concluded that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

46	QS Batterymarch Emerging Markets Fund

The Board reviewed and considered the nature, extent and quality of the management, advisory and subadvisory services provided by the Manager, the Adviser and Western Asset, respectively, along with the fact that the Manager proposed and the Board accepted a decrease in the contractual management fee effective November 7, 2014 (the “Contractual Management Fee”) payable by the Fund to the Manager. The Board noted that the Manager, and not the Fund, pays the fee to the Adviser and Western Asset. The Board also noted that the Manager agreed to decrease the expense caps on the Fund pursuant to which it waives fees and reimburses expenses to the extent necessary to maintain specified expense levels effective November 7, 2014 through December 31, 2016 unless the Board consents to an early termination.

The Board also reviewed information regarding the fees the Manager, the Adviser and Western Asset charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Adviser and Western Asset. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, sets out the range of fees based on asset classes. In addition, the Manager provided and discussed with the Board a comparison with the fees of other registered investment companies managed in the same asset class, including subadvisory relationships with unaffiliated registered investment companies.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Lipper as comparable to the Fund and a broader universe of funds also selected by Lipper. With respect to the Fund, the Board noted that the Fund’s Contractual and Actual Management Fees were less than median (first quintile and second quintile, respectively) and that actual total expenses for the Class C Shares were lower than both the peer group median (first quintile) and expense universe average.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2014 and 2013, which corresponds to Legg Mason’s fiscal year end. The Board considered the profitability study along with the other materials previously provided to the Board and determined that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown,

QS Batterymarch Emerging Markets Fund	47

Board approval of management and subadvisory agreements (unaudited) (cont’d)

whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Given the asset size of the Fund and the complex, as well as the Contractual Management Fee, the Board concluded that although there were no current breakpoints, any economies of scale currently being realized were appropriately being reflected in the Funds’ Contractual Management Fee.

The Board considered other benefits received by the Manager and its affiliates, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. The Board also considered the information provided by the Manager regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment management and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the approval of each Agreement is in the best interests of the Fund.

48	QS Batterymarch Emerging Markets Fund

QS Batterymarch

Emerging Markets Fund

Trustees

Kenneth D. Fuller

President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

QS Batterymarch Financial Management, Inc.

Custodian

State Street Bank & Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Counsel

K&L Gates LLP

Washington, DC

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Batterymarch Emerging Markets Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS Batterymarch Emerging Markets Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Batterymarch Emerging Markets Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012836 5/15 SR15-2480

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 22, 2015